Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Entity Central Index Key	0000880859
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Invesco Advantage International Fund | Class R6
Prospectus:
Trading Symbol	QMGIX
Invesco Advantage International Fund | Class R5
Prospectus:
Trading Symbol	GMAGX
Invesco Advantage International Fund | Class A
Prospectus:
Trading Symbol	QMGAX
Invesco Advantage International Fund | Class Y
Prospectus:
Trading Symbol	QMGYX
Invesco Advantage International Fund | Class R
Prospectus:
Trading Symbol	QMGRX
Invesco Advantage International Fund | Class C
Prospectus:
Trading Symbol	QMGCX
Invesco EQV Asia Pacific Equity Fund | Class A
Prospectus:
Trading Symbol	ASIAX
Invesco EQV Asia Pacific Equity Fund | Class C
Prospectus:
Trading Symbol	ASICX
Invesco EQV Asia Pacific Equity Fund | Class Y
Prospectus:
Trading Symbol	ASIYX
Invesco EQV Asia Pacific Equity Fund | Class R6
Prospectus:
Trading Symbol	ASISX
Invesco EQV European Equity Fund | Class A
Prospectus:
Trading Symbol	AEDAX
Invesco EQV European Equity Fund | Class C
Prospectus:
Trading Symbol	AEDCX
Invesco EQV European Equity Fund | Class R
Prospectus:
Trading Symbol	AEDRX
Invesco EQV European Equity Fund | Investor Class
Prospectus:
Trading Symbol	EGINX
Invesco EQV European Equity Fund | Class Y
Prospectus:
Trading Symbol	AEDYX
Invesco EQV European Equity Fund | Class R6
Prospectus:
Trading Symbol	AEGSX
Invesco EQV International Equity Fund | Class A
Prospectus:
Trading Symbol	AIIEX
Invesco EQV International Equity Fund | Class C
Prospectus:
Trading Symbol	AIECX
Invesco EQV International Equity Fund | Class R
Prospectus:
Trading Symbol	AIERX
Invesco EQV International Equity Fund | CLASS R5
Prospectus:
Trading Symbol	AIEVX
Invesco EQV International Equity Fund | Class Y
Prospectus:
Trading Symbol	AIIYX
Invesco EQV International Equity Fund | Class R6
Prospectus:
Trading Symbol	IGFRX
Invesco Global Focus Fund | Class R6
Prospectus:
Trading Symbol	GLVIX
Invesco Global Focus Fund | Class R5
Prospectus:
Trading Symbol	GFFDX
Invesco Global Focus Fund | Class A
Prospectus:
Trading Symbol	GLVAX
Invesco Global Focus Fund | Class Y
Prospectus:
Trading Symbol	GLVYX
Invesco Global Focus Fund | Class C
Prospectus:
Trading Symbol	GLVCX
Invesco Global Focus Fund | Class R
Prospectus:
Trading Symbol	GLVNX
Invesco Global Fund | Class C
Prospectus:
Trading Symbol	OGLCX
Invesco Global Fund | Class R
Prospectus:
Trading Symbol	OGLNX
Invesco Global Fund | Class Y
Prospectus:
Trading Symbol	OGLYX
Invesco Global Fund | Class R5
Prospectus:
Trading Symbol	GFDDX
Invesco Global Fund | Class R6
Prospectus:
Trading Symbol	OGLIX
Invesco Global Fund | Class A
Prospectus:
Trading Symbol	OPPAX
Invesco Global Opportunities Fund | Class R5
Prospectus:
Trading Symbol	GOFFX
Invesco Global Opportunities Fund | Class R6
Prospectus:
Trading Symbol	OGIIX
Invesco Global Opportunities Fund | Class Y
Prospectus:
Trading Symbol	OGIYX
Invesco Global Opportunities Fund | Class A
Prospectus:
Trading Symbol	OPGIX
Invesco Global Opportunities Fund | Class C
Prospectus:
Trading Symbol	OGICX
Invesco Global Opportunities Fund | Class R
Prospectus:
Trading Symbol	OGINX
Invesco International Small-Mid Company Fund | Class R6
Prospectus:
Trading Symbol	OSCIX
Invesco International Small-Mid Company Fund | Class R5
Prospectus:
Trading Symbol	INSLX
Invesco International Small-Mid Company Fund | Class R
Prospectus:
Trading Symbol	OSMNX
Invesco International Small-Mid Company Fund | Class C
Prospectus:
Trading Symbol	OSMCX
Invesco International Small-Mid Company Fund | Class A
Prospectus:
Trading Symbol	OSMAX
Invesco International Small-Mid Company Fund | Class Y
Prospectus:
Trading Symbol	OSMYX
Invesco MSCI World SRI Index Fund | Class A
Prospectus:
Trading Symbol	VSQAX
Invesco MSCI World SRI Index Fund | Class C
Prospectus:
Trading Symbol	VSQCX
Invesco MSCI World SRI Index Fund | Class R
Prospectus:
Trading Symbol	VSQRX
Invesco MSCI World SRI Index Fund | Class Y
Prospectus:
Trading Symbol	VSQYX
Invesco MSCI World SRI Index Fund | Class R5
Prospectus:
Trading Symbol	VSQFX
Invesco MSCI World SRI Index Fund | Class R6
Prospectus:
Trading Symbol	VSQSX
Invesco Oppenheimer International Growth Fund | Class C
Prospectus:
Trading Symbol	OIGCX
Invesco Oppenheimer International Growth Fund | Class R
Prospectus:
Trading Symbol	OIGNX
Invesco Oppenheimer International Growth Fund | Class R6
Prospectus:
Trading Symbol	OIGIX
Invesco Oppenheimer International Growth Fund | Class R5
Prospectus:
Trading Symbol	INGFX
Invesco Oppenheimer International Growth Fund | Class Y
Prospectus:
Trading Symbol	OIGYX
Invesco Oppenheimer International Growth Fund | Class A
Prospectus:
Trading Symbol	OIGAX